UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________________________________________

FORM ABS-15G
__________________________________________________

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) Date of Report (Date of filing): November 2, 2023
_________________________________________________

Arbor Realty Trust, Inc.1
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001253986
Paul Elenio, (516) 506-4422
Name and telephone number, including area code, of the person to contact in connection with this filing.

1 Arbor Realty Trust, Inc., as securitizer, is filing this Form ABS-15G for the following entity: Arbor Realty Commercial Real Estate Notes 2019-FL2, Ltd.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1, Arbor Realty Trust, Inc., as securitizer (the “Securitizer”), is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1 for the following affiliated entity:

Arbor Realty Commercial Real Estate Notes 2019-FL2, Ltd.

The last payment on the last asset-backed security issued by Arbor Realty Commercial Real Estate Notes 2019-FL2, Ltd. was on August 15, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ARBOR REALTY TRUST, INC.

By:	/s/ Paul Elenio
Name: Paul Elenio
Title: Chief Financial Officer

Date: November 2, 2023